Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS—73.8%
AUSTRALIA—7.6%
Australia & New Zealand Banking Group Ltd., (fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2027(a)	AUD	900,000	$ 593,533
Commonwealth Bank of Australia
(fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2027(a)(b)		4,000,000	2,692,935
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(a)		7,500,000	5,213,803
Emeco Pty. Ltd., 6.25%, 07/10/2026(a)		1,000,000	639,360
Macquarie Bank Ltd., 3.62%, 06/03/2030(b)		$4,245,000	3,992,477
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		4,000,000	4,066,293
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2027(a)(b)	AUD	7,500,000	4,984,233
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2028(a)(b)		1,500,000	1,000,297
6.43%, 01/12/2033(b)		$2,000,000	2,138,658
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		5,000,000	5,166,600
Santos Finance Ltd., 4.13%, 09/14/2027(a)(b)		4,900,000	4,815,467
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(b)	AUD	7,000,000	3,938,750
Westpac Banking Corp.
5.20%, 04/16/2026		$250,000	251,367
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2028(a)(b)	AUD	5,000,000	3,370,474
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		5,000,000	3,518,734
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(a)		8,000,000	5,735,471
Total Australia			52,118,452
BAHRAIN—0.4%
Bapco Energies BSC Closed, 7.50%, 10/25/2027(b)		$2,500,000	2,568,287
CHINA—11.2%
AAC Technologies Holdings, Inc., 3.75%, 06/02/2031(a)(b)		1,800,000	1,672,977
Alibaba Group Holding Ltd.
4.50%, 11/28/2034(a)		5,000,000	4,824,222
5.63%, 11/26/2054(a)(b)		5,250,000	5,204,288
CFAMC III Co. Ltd., 4.75%, 04/27/2027(b)		7,500,000	7,473,750
	Principal Amount		Value

China Construction Bank Corp., Series 2021-1, 3.45%, 08/10/2031(a)	CNY	50,000,000	$ 7,065,895
China Hongqiao Group Ltd.
7.05%, 01/10/2028(b)		$2,300,000	2,363,185
6.93%, 11/29/2028(b)		2,252,000	2,313,797
Far East Horizon Ltd., 6.63%, 04/16/2027(b)		4,800,000	4,883,928
Fortune Star BVI Ltd.
5.00%, 05/18/2026(a)(b)		1,300,000	1,285,789
8.50%, 05/19/2028(a)(b)		3,600,000	3,694,505
GLP China Holdings Ltd., 2.95%, 03/29/2026(b)		3,962,000	3,815,028
Greentown China Holdings Ltd., 8.45%, 02/24/2028(a)(b)		1,200,000	1,226,957
Health & Happiness H&H International Holdings Ltd., 9.13%, 07/24/2028(a)(b)		4,900,000	5,046,647
Industrial & Commercial Bank of China Ltd.
Series 2020-2, 4.15%, 11/16/2030(a)	CNY	50,000,000	7,000,689
Series 2022-1, 3.28%, 01/20/2032(a)		30,000,000	4,258,309
Kaisa Group Holdings Ltd.
10.88%, 07/23/2023(a)(b)(c)(d)		$1,211,000	51,468
9.75%, 09/28/2023(a)(b)(c)(d)		700,000	29,750
Science City Guangzhou Investment Group Co. Ltd., 6.80%, 08/05/2025(b)		4,950,000	4,951,485
Shimao Group Holdings Ltd.
0.00%, 07/21/2026(b)(e)		678,456	44,100
5.00%, 07/21/2031(b)(f)		4,279,296	299,551
Series A, 2.00%, 07/21/2032(b)		783,306	39,165
Series B, 2.00%, 07/21/2033(b)		1,174,960	46,998
Series C, 2.00%, 01/21/2034(b)		1,174,960	35,249
Tencent Holdings Ltd., 3.84%, 04/22/2051(a)(b)		3,200,000	2,460,287
Weibo Corp., 3.38%, 07/08/2030(a)		1,200,000	1,118,965
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/2025(a)(b)(c)(d)		7,000,000	507,500
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/2028(a)(b)		4,810,000	4,810,481
Total China			76,524,965
FRANCE—0.8%
BNP Paribas SA, VRN, (fixed rate to 08/14/2028, variable rate thereafter), 8.50%, 08/14/2028(b)(g)		5,240,000	5,587,323

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
GEORGIA—1.0%
Bank of Georgia JSC, VRN, (fixed rate to 07/16/2029, variable rate thereafter), 9.50%, 07/16/2029(b)(g)	$2,500,000	$ 2,494,800
Georgia Global Utilities JSC, 8.88%, 07/25/2029(a)(b)	4,119,000	4,288,306
Total Georgia		6,783,106
HONG KONG—9.0%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)	5,000,000	5,135,009
Bank of East Asia Ltd., VRN, (fixed rate to 03/15/2026, variable rate thereafter), 6.75%, 03/15/2026(a)(b)	2,500,000	2,525,371
CAS Capital No. 1 Ltd., VRN, (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(b)(g)	7,000,000	6,859,386
Elect Global Investments Ltd., VRN, (fixed rate to 09/11/2030, variable rate thereafter), 7.20%, 09/11/2030(b)(g)	5,000,000	4,938,849
Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/2033(a)(b)	5,000,000	5,038,654
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(b)	15,500,000	16,347,478
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(b)	980,000	1,139,979
Melco Resorts Finance Ltd.
7.63%, 04/17/2032(a)(b)	4,769,000	4,901,712
7.63%, 04/17/2032(a)(b)	3,000,000	3,083,484
MTR Corp. Ltd., 5.25%, 04/01/2055(a)(b)	1,300,000	1,283,295
NWD Finance BVI Ltd., (fixed rate to 03/22/2026, variable rate thereafter), 5.25%, 03/22/2026(b)(g)	6,900,000	1,897,469
NWD MTN Ltd., 8.63%, 02/08/2028(a)(b)	1,200,000	794,495
Phoenix Lead Ltd., 4.85%, 02/23/2026(b)(g)	3,100,000	2,478,667
Prudential Funding Asia PLC, VRN, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 08/03/2028(a)(b)	5,400,000	5,091,638
Total Hong Kong		61,515,486
INDIA—13.6%
Axis Bank Ltd., VRN, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(b)(g)	7,600,000	7,410,354
	Principal Amount		Value

Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028(a)(b)(f)		$4,850,000	$ 4,939,224
HDFC Bank Ltd.
Series 1, 7.95%, 09/21/2026	INR	500,000,000	5,768,039
Series AB1, 7.69%, 01/27/2033		660,000,000	7,731,899
IIFL Finance Ltd., 8.75%, 07/24/2028(b)		$1,748,000	1,775,708
India Cleantech Energy, 4.70%, 08/10/2026(a)(b)(f)		2,370,000	2,331,602
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(f)		6,128,595	5,950,636
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028	INR	50,000,000	600,422
JSW Infrastructure Ltd.
4.95%, 01/21/2029(a)(b)		$3,420,000	3,365,425
4.95%, 01/21/2029(a)(b)		1,600,000	1,574,468
Manappuram Finance Ltd., 7.38%, 05/12/2028(b)(f)		2,500,000	2,558,185
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)(f)		2,389,000	2,444,600
Network i2i Ltd., VRN, (fixed rate to 03/03/2026, variable rate thereafter), 3.98%, 03/03/2026(b)(g)		2,800,000	2,768,528
Periama Holdings LLC, 5.95%, 04/19/2026(b)		2,280,000	2,284,135
Power Finance Corp. Ltd., 6.15%, 12/06/2028(b)		7,112,000	7,415,094
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,754,665
8.13%, 04/25/2028		500,000,000	5,926,206
REC Ltd.
5.63%, 04/11/2028(b)		$3,443,000	3,518,464
4.75%, 09/27/2029(b)		5,000,000	4,998,770
Sammaan Capital Ltd.
9.00%, 04/29/2026	INR	100,000,000	1,126,091
9.70%, 07/03/2027(b)		$1,734,000	1,768,652
Shriram Finance Ltd., 6.63%, 04/22/2027(b)		5,000,000	5,096,040
UPL Corp. Ltd.
4.50%, 03/08/2028(b)		2,641,000	2,529,120
4.63%, 06/16/2030(b)		2,700,000	2,453,532
Vedanta Resources Finance II PLC
10.25%, 06/03/2028(a)(b)		1,000,000	1,031,390
10.88%, 09/17/2029(a)(b)		1,700,000	1,737,166
9.85%, 04/24/2033(a)(b)		1,800,000	1,806,672
Total India			92,665,087
INDONESIA—3.5%
Bank Negara Indonesia Persero Tbk. PT, VRN, (fixed rate to 03/24/2027, variable rate thereafter), 4.30%, 03/24/2027(b)(g)		5,130,000	4,942,422
Krakatau Posco PT, 6.38%, 06/11/2029(b)		4,750,000	4,783,697
LLPL Capital Pte. Ltd., 6.88%, 02/04/2039(b)(f)		4,454,100	4,584,267

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDONESIA (continued)
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/2030(a)(b)		$2,251,000	$ 2,350,191
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)(b)		2,206,000	2,305,583
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(b)		1,892,000	1,911,061
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048(b)		3,129,000	3,102,001
Total Indonesia			23,979,222
ISRAEL—0.2%
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/2029(a)		1,200,000	1,308,564
JAPAN—1.5%
Nippon Life Insurance Co., VRN, (fixed rate to 04/30/2035, variable rate thereafter), 6.50%, 04/30/2035(a)(b)		3,170,000	3,317,497
NTT Finance Corp., 5.50%, 07/16/2035(a)(b)		1,800,000	1,827,896
Rakuten Group, Inc., 11.25%, 02/15/2027(b)		4,500,000	4,876,878
Total Japan			10,022,271
KAZAKHSTAN—0.9%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(b)	KZT	3,265,000,000	5,790,530
MACAO—2.2%
MGM China Holdings Ltd., 7.13%, 06/26/2031(a)(b)		$3,600,000	3,749,091
Sands China Ltd., 5.40%, 08/08/2028(a)		5,000,000	5,058,165
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		3,500,000	3,235,806
Wynn Macau Ltd., 5.63%, 08/26/2028(a)(b)		3,000,000	2,967,133
Total Macao			15,010,195
MALAYSIA—3.6%
DRB-Hicom Bhd., IMTN, 5.10%, 12/12/2029	MYR	5,000,000	1,233,506
Khazanah Capital Ltd., 4.76%, 09/05/2034(b)		$5,100,000	5,057,557
Pengerang LNG Two Sdn Bhd.
IMTN, 2.86%, 10/20/2028	MYR	5,000,000	1,148,387
IMTN, 2.92%, 10/19/2029		5,000,000	1,141,038
Petroliam Nasional Bhd., 7.63%, 10/15/2026(b)		$2,000,000	2,071,134
Petronas Capital Ltd.
2.48%, 01/28/2032(a)(b)		5,800,000	5,080,227
5.85%, 04/03/2055(a)(b)		2,800,000	2,822,476
4.80%, 04/21/2060(a)(b)		2,600,000	2,253,768
Principal Amount			Value

Press Metal Aluminium Holdings Bhd., IMTN, 4.00%, 08/15/2025	MYR	5,000,000	$ 1,172,558
Tenaga Nasional Bhd., 7.50%, 01/15/2096(b)		$2,700,000	2,615,733
Total Malaysia			24,596,384
MOROCCO—0.4%
OCP SA, 7.50%, 05/02/2054(a)(b)		2,672,000	2,700,109
PHILIPPINES—1.0%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(b)(g)		3,400,000	2,806,718
Globe Telecom, Inc.
VRN, (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(b)(g)		2,097,000	2,068,512
3.00%, 07/23/2035(a)(b)		2,000,000	1,629,485
Total Philippines			6,504,715
SAUDI ARABIA—0.7%
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/2042(b)(f)		5,014,000	5,097,768
SINGAPORE—0.8%
GLP Pte. Ltd.
VRN, (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(b)(g)		4,538,000	2,497,499
9.75%, 05/20/2028(b)		3,000,000	2,962,740
Total Singapore			5,460,239
SOUTH KOREA—4.9%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(b)		5,100,000	5,037,201
Kookmin Bank, 2.50%, 11/04/2030(b)		2,000,000	1,782,766
LG Energy Solution Ltd., 5.38%, 04/02/2030(b)		4,330,000	4,387,139
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(b)		5,900,000	5,857,706
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/2028(b)		2,900,000	2,931,601
SK Hynix, Inc., 6.50%, 01/17/2033(b)		2,200,000	2,386,798
Tongyang Life Insurance Co. Ltd., VRN, (fixed rate to 05/07/2030, variable rate thereafter), 6.25%, 05/07/2030(a)(b)		7,238,000	7,472,394
Woori Bank, VRN, (fixed rate to 07/24/2029, variable rate thereafter), 6.38%, 07/24/2029(b)(g)		3,500,000	3,563,739
Total South Korea			33,419,344

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
SWITZERLAND—0.7%
UBS Group AG
VRN, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(b)(g)	$2,700,000	$ 2,963,333
VRN, (fixed rate to 11/13/2033, variable rate thereafter), 9.25%, 11/13/2033(b)(g)	1,600,000	1,875,525
Total Switzerland		4,838,858
THAILAND—1.9%
Bangkok Bank PCL
9.03%, 03/15/2029(b)	1,200,000	1,350,262
VRN, (fixed rate to 03/25/2035, variable rate thereafter), 6.06%, 03/25/2035(a)(b)	6,500,000	6,517,830
Muangthai Capital PCL
6.88%, 09/30/2028(b)(f)	2,624,000	2,620,780
7.55%, 07/21/2030(b)(f)	2,450,000	2,486,595
Total Thailand		12,975,467
UNITED ARAB EMIRATES—2.0%
DP World Ltd., 6.85%, 07/02/2037(b)	2,700,000	2,995,908
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(b)(f)	7,237,000	6,210,375
MAF Global Securities Ltd.
VRN, (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(b)(g)	1,500,000	1,499,923
VRN, (fixed rate to 06/30/2027, variable rate thereafter), 7.88%, 06/30/2027(b)(g)	2,500,000	2,580,100
Total United Arab Emirates		13,286,306
UNITED KINGDOM—3.9%
HSBC Holdings PLC
(fixed rate to 11/03/2027, variable rate thereafter), 7.39%, 11/03/2027(a)	3,500,000	3,702,728
VRN, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(g)	6,700,000	7,084,185
	Principal Amount		Value

Standard Chartered PLC
VRN, (fixed rate to 11/16/2027, variable rate thereafter), 7.77%, 11/16/2027(a)(b)		$3,000,000	$ 3,198,872
VRN, (fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2028(a)(b)		7,276,000	7,545,749
VRN, (fixed rate to 03/08/2030, variable rate thereafter), 7.88%, 03/08/2030(b)(g)		5,000,000	5,285,190
Total United Kingdom			26,816,724
UNITED STATES—1.6%
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		5,100,000	5,410,928
Telecommunications Co. Telekom Srbija AD Belgrade, 7.90%, 05/22/2028	EUR	5,000,000	5,677,467
Total United States			11,088,395
VIETNAM—0.4%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(b)(f)		$2,920,459	2,875,101
Total Corporate Bonds			503,532,898
GOVERNMENT BONDS—73.7%
ANGOLA—0.9%
Angola Government International Bonds, 9.50%, 11/12/2025(b)		6,000,000	6,030,278
BRAZIL—2.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2029	BRL	73,000,000	11,837,787
10.00%, 01/01/2033		30,000,000	4,448,293
Total Brazil			16,286,080
CHINA—0.9%
China Government Bonds
1.46%, 05/25/2028	CNY	14,000,000	1,946,452
1.88%, 04/25/2055		30,500,000	4,190,490
Total China			6,136,942
DOMINICAN REPUBLIC—0.6%
Dominican Republic International Bonds, 13.63%, 02/03/2033(a)(b)	DOP	219,950,000	4,298,069
EGYPT—0.7%
Egyptian Financial Co. for Sovereign Taskeek, 10.88%, 02/28/2026(b)		$5,000,000	5,117,500
HONG KONG—2.4%
Airport Authority
4.88%, 01/12/2033(a)(b)		1,350,000	1,373,097
5.13%, 01/15/2035(a)(b)		2,131,000	2,209,215

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
HONG KONG (continued)
Hong Kong Government Infrastructure Bonds Programme
2.76%, 04/25/2028	HKD	48,000,000	$ 6,222,675
3.17%, 07/24/2035		50,000,000	6,448,025
Total Hong Kong			16,253,012
INDIA—7.0%
Export-Import Bank of India, 5.50%, 01/18/2033(b)		$2,500,000	2,584,197
India Government Bonds
6.79%, 05/15/2027	INR	325,000,000	3,777,508
7.26%, 01/14/2029		720,000,000	8,541,850
9.20%, 09/30/2030		9,590,000	123,604
7.41%, 12/19/2036		733,000,000	8,855,947
7.18%, 07/24/2037		250,000,000	2,978,888
7.40%, 09/19/2062		1,500,000,000	17,620,882
State of Maharashtra, 7.20%, 08/09/2027		300,000,000	3,491,681
Total India			47,974,557
INDONESIA—18.2%
Indonesia Government International Bonds
8.50%, 10/12/2035(b)		$12,880,000	16,250,664
7.75%, 01/17/2038(b)		6,000,000	7,314,947
Indonesia Treasury Bonds
9.00%, 03/15/2029	IDR	160,000,000,000	10,635,999
8.25%, 05/15/2029		240,000,000,000	15,622,713
7.00%, 09/15/2030		65,000,000,000	4,075,843
6.50%, 02/15/2031		21,000,000,000	1,285,779
8.75%, 05/15/2031		300,000,000,000	20,295,792
9.50%, 07/15/2031		16,000,000,000	1,120,659
7.00%, 02/15/2033		265,000,000,000	16,531,298
6.75%, 07/15/2035		80,000,000,000	4,922,078
8.25%, 05/15/2036		69,000,000,000	4,681,418
7.13%, 06/15/2038		190,000,000,000	11,852,096
8.38%, 04/15/2039		98,500,000,000	6,773,582
7.50%, 04/15/2040		44,000,000,000	2,814,286
Total Indonesia			124,177,154
IVORY COAST—0.7%
Ivory Coast Government International Bonds, 8.25%, 01/30/2037(b)(f)		$5,000,000	4,941,593
KYRGYZSTAN—0.4%
Kyrgyz Republic International Bonds, 7.75%, 06/03/2030(b)		2,760,000	2,768,909
	Principal Amount		Value

MALAYSIA—8.2%
Malaysia Government Bonds
3.90%, 11/16/2027	MYR	5,000,000	$ 1,194,138
3.52%, 04/20/2028		20,000,000	4,743,681
3.73%, 06/15/2028		5,000,000	1,192,849
3.89%, 08/15/2029		20,000,000	4,813,599
2.63%, 04/15/2031		25,000,000	5,652,403
3.58%, 07/15/2032		25,000,000	5,941,677
3.83%, 07/05/2034		17,000,000	4,107,503
4.25%, 05/31/2035		20,000,000	5,001,132
4.70%, 10/15/2042		16,500,000	4,324,790
4.18%, 05/16/2044		42,000,000	10,373,655
4.07%, 06/15/2050		14,800,000	3,534,303
Malaysia Government Investment Issue, 3.64%, 08/30/2030		20,000,000	4,784,056
Total Malaysia			55,663,786
MEXICO—3.6%
Mexico Bonos, 8.50%, 05/31/2029	MXN	469,000,000	24,728,594
MONGOLIA—0.7%
Development Bank of Mongolia LLC, 8.50%, 07/03/2028(b)		$3,800,000	3,828,251
Mongolia Government International Bonds, 8.65%, 01/19/2028(b)		1,100,000	1,162,137
Total Mongolia			4,990,388
NIGERIA—1.1%
Nigeria Government International Bonds, 8.75%, 01/21/2031(b)		7,100,000	7,281,930
PAKISTAN—5.9%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/2029(b)		6,245,000	6,279,347
Pakistan Government International Bonds
8.25%, 09/30/2025(b)		2,709,000	2,710,169
6.88%, 12/05/2027(b)		3,000,000	2,940,580
Pakistan Investment Bonds
14.00%, 02/15/2027	PKR	5,200,000,000	19,178,346
14.00%, 09/20/2027		2,400,000,000	8,968,614
Total Pakistan			40,077,056
PHILIPPINES—10.3%
Philippines Government Bonds
8.00%, 07/19/2031	PHP	755,000,000	14,177,149
6.75%, 09/15/2032		1,118,370,000	19,909,816
6.63%, 08/17/2033		148,140,000	2,609,166
6.25%, 01/25/2034		440,220,000	7,578,627
9.25%, 11/05/2034		435,710,000	9,052,945
8.00%, 09/30/2035		260,310,000	5,042,103
Philippines Government International Bonds
6.38%, 10/23/2034		$6,500,000	7,154,371
5.50%, 01/17/2048		5,200,000	5,129,364
Total Philippines			70,653,541

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
SAUDI ARABIA—0.4%
Saudi Government International Bonds, 5.75%, 01/16/2054(b)		$3,000,000	$ 2,889,432
SOUTH AFRICA—3.2%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR	256,987,600	13,664,553
8.50%, 01/31/2037		165,000,000	8,049,848
Total South Africa			21,714,401
SOUTH KOREA—3.7%
Export-Import Bank of Korea, 5.13%, 01/11/2033		$4,884,000	5,024,496
Korea Electric Power Corp., 5.38%, 07/31/2026(b)		2,500,000	2,523,207
Korea Housing Finance Corp., 5.13%, 01/21/2030(b)		5,000,000	5,151,871
Korea Treasury Bonds, 2.50%, 03/10/2052	KRW	18,300,000,000	12,549,577
Total South Korea			25,249,151
SRI LANKA—0.2%
Sri Lanka Government International Bonds, 3.35%, 03/15/2033(b)(f)(h)		$1,500,000	1,226,796
TAJIKISTAN—0.4%
Republic of Tajikistan International Bonds, 7.13%, 09/14/2027(b)(f)		2,500,000	2,465,713
TURKEY—0.4%
Turkiye Ihracat Kredi Bankasi AS, 6.88%, 07/03/2028(b)		2,500,000	2,518,736
UNITED ARAB EMIRATES—0.7%
Emirate of Dubai Government International Bonds, 3.90%, 09/09/2050(b)		6,800,000	4,910,429
URUGUAY—0.3%
Uruguay Government International Bonds, 8.25%, 05/21/2031	UYU	79,419,234	1,962,994
UZBEKISTAN—0.4%
Uzbekneftegaz JSC, 8.75%, 05/07/2030(b)		$2,348,000	2,465,944
Total Government Bonds			502,782,985
SUPRANATIONAL—7.9%
Asian Infrastructure Investment Bank, 6.65%, 06/30/2033(b)	INR	550,000,000	6,235,550
Corp. Andina de Fomento, 8.25%, 04/26/2034		320,000,000	3,863,471
European Bank for Reconstruction & Development, 6.75%, 03/14/2031		850,000,000	9,726,332
Inter-American Development Bank EMTN, 7.00%, 04/17/2033		850,000,000	9,898,109
	Principal Amount		Value

International Bank for Reconstruction & Development
7.05%, 07/22/2029	INR	817,000,000	$ 9,450,201
7.00%, 01/25/2031		1,250,000,000	14,468,671
Total Supranational			53,642,334
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(i)		4,832,166	4,832,166
Total Short-Term Investment			4,832,166
Total Investments (Cost $1,107,926,202)—156.1%			1,064,790,383
Long Term Debt Securities			(326,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(100,000,000)
Other Assets in Excess of Liabilities—6.3%			43,120,179
Net Assets—100.0%			$681,910,562

(a)	The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	Illiquid security.
(e)	Zero coupon bond. Rate represents yield to maturity.
(f)	Sinkable security.
(g)	Perpetual maturity. Maturity date presented represents the next call date.
(h)	Step bond. Rate disclosed is as of July 31, 2025.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EMTN	Euro Medium Term Note
EUR	Euro Currency
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PKR	Pakistan Rupee
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
UYU	Uruguayan Peso

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

VRN	Variable Rate Note
ZAR	South African Rand

As of July 31, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 Year	663	9/16/2025	$56,488,623	$56,671,488	$182,865
Ultra United States Treasury Note 10 Year	212	9/19/2025	24,207,635	24,870,250	662,615
United States Treasury Note 6%—10 year	425	9/19/2025	46,929,965	47,201,563	271,598
United States Treasury Note 6%—5 Year	453	9/30/2025	48,804,337	49,001,859	197,522
					$1,314,600
Short Contract Positions
United States Treasury Note 6%—10 year	(131)	9/19/2025	$(14,407,747)	$(14,549,187)	$(141,440)
					$1,173,160

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/28/2025	Citibank N.A.	AUD	116,169,924	USD	75,000,000	$74,686,413	$(313,587)
Chinese Yuan Renminbi Offshore/United States Dollar
08/08/2025	BNP Paribas S.A.	CNH	105,089,000	USD	14,722,698	14,578,994	(143,704)
08/08/2025	Royal Bank of Canada	CNH	407,189,000	USD	56,923,780	56,489,321	(434,459)
Indonesian Rupiah/United States Dollar
08/01/2025	Citibank N.A.	IDR	4,397,306,988,000	USD	268,874,246	267,232,268	(1,641,978)
08/01/2025	Royal Bank of Canada	IDR	80,000,000,000	USD	4,881,338	4,861,744	(19,594)
10/24/2025	Citibank N.A.	IDR	175,530,940,000	USD	10,746,921	10,617,691	(129,230)
Malaysian Ringgit/United States Dollar
08/22/2025	Deutsche Bank AG	MYR	36,645,000	USD	8,652,484	8,598,236	(54,248)
Singapore Dollar/United States Dollar
09/12/2025	UBS AG	SGD	47,569,312	USD	37,223,169	36,748,198	(474,971)
South Korean Won/United States Dollar
09/05/2025	Royal Bank of Canada	KRW	32,792,892,000	USD	24,169,001	23,547,760	(621,241)
Thai Baht/United States Dollar
08/20/2025	Standard Chartered Bank	THB	246,799,000	USD	7,588,142	7,561,618	(26,524)
08/20/2025	UBS AG	THB	715,283,560	USD	21,960,412	21,915,408	(45,004)
Total						$526,837,651	$(3,904,540)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
08/08/2025	Standard Chartered Bank	USD	23,293,207	CNH	166,567,000	$23,107,836	$185,371
United States Dollar/Euro
09/25/2025	Royal Bank of Canada	USD	6,000,216	EUR	5,100,000	5,840,139	160,077
United States Dollar/Hong Kong Dollar
10/17/2025	Standard Chartered Bank	USD	12,566,933	HKD	98,000,000	12,561,689	5,244
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indonesian Rupiah
08/01/2025	Citibank N.A.	USD	131,729,633	IDR	2,158,653,494,000	$131,185,262	$544,371
08/01/2025	Citibank N.A.	USD	135,109,934	IDR	2,238,653,494,000	136,047,006	(937,072)
08/01/2025	Royal Bank of Canada	USD	4,881,918	IDR	80,000,000,000	4,861,744	20,174
10/24/2025	Citibank N.A.	USD	57,062,446	IDR	934,193,955,000	56,508,459	553,987
United States Dollar/Malaysian Ringgit
08/22/2025	Standard Chartered Bank	USD	32,142,469	MYR	136,178,000	31,952,259	190,210
United States Dollar/Philippine Peso
10/09/2025	UBS AG	USD	34,757,844	PHP	1,965,882,770	33,722,909	1,034,935
Total						$435,787,303	$1,757,297
Unrealized appreciation on forward foreign currency exchange contracts							$2,694,369
Unrealized depreciation on forward foreign currency exchange contracts							$(4,841,612)

*	Certain contracts with different trade dates and like characteristics have been shown net.

As of July 31, 2025, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	25,000,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$645,344	$645,344
USD	20,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	381,532	381,532
USD	31,000,000	08/23/2029	Citigroup	Receive	12-month SOFR	3.40%	Annually	(230)	543,572	543,802
								$(230)	$1,570,448	$1,570,678

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
9

Notes to Portfolio of Investments  (concluded)
July 31, 2025 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10